LOANS, NET - Direct and indirect loans (Details) S/ in Thousands	12 Months Ended
Dec. 31, 2020 PEN (S/)
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	S/ 5,507,759
Balances at the end of the period	S/ 10,435,623